UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:          Sirius Advisors LLC
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   Address:       2321 Rosecrans Ave, Suite 3200
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                  El Segundo, CA 90245
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Form 13F File Number: 28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Garrett M. Wilson
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Title:          President
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Phone:          (310) 492-5114
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Signature, Place, and Date of Signing:

        /s/ Garrett M. Wilson           El Segundo, CA       11/9/07
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           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
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Form 13F Information Table Entry Total:         5
                                        --------------------

Form 13F Information Table Value Total:      $1,073
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                                            (thousands)

List of Other Included Managers:

NONE

                           FORM 13F INFORMATION TABLE

                                                         VALUE  SHARES OR  SH/  PUT/ INVSTMT  OTHER           VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS CUSIP     (X$1000)  PRN AMT   PRN  CALL  DSCRETN MANAGERS      SOLE   SHARED    NONE
---------------------------------------------------------------------------------------------------------------------------------
ISORAY INC                    COM            46489V104   63     17,873     SH         SOLE       0        17,873     0         0
JOHNSON &  JOHNSON            COM            478160104  292      4,450     SH         SOLE       0         4,450     0         0
MERCK &  CO INC               COM            589331107  269      5,207     SH         SOLE       0         5,207     0         0
QUADRAMED CORP                COM            74730W101   54     18,739     SH         SOLE       0        18,739     0         0
SCHERING PLOUGH CORP          COM            806605101  395     12,502     SH         SOLE       0        12,502     0         0